Post-Employment Obligations And Compensatory Indemnity - Additional Information (Details) - BRL (R$) R$ in Millions	1 Months Ended	3 Months Ended				12 Months Ended
	Feb. 28, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Remuneratory interest applicable on outstanding balance								5.51%	5.51%	5.70%	6.00%
Past service cost arising from cancellation of post-retirement obligation
Expected contributions to pension plan for amortization of deficit						R$ 191
Expected contributions to defined contribution plan						R$ 91
Inflation index rate						0.00%
Net defined benefit liability (asset)					R$ 13,105	R$ 10,728	R$ 13,105	R$ 14,778				R$ 15,276
Principal amount of compensatory indemnification						1,280
Funded Benefit Plan ('Plan A') [member]
IfrsStatementLineItems [Line Items]
Benefit amount payable						R$ 410	494
Description of monthly amortizations						Monthly amortizations are calculated using the constant‑installment method (Price Table) and will be paid through 2031 for the 2015 and 2016 deficits, totaling R$265,265, and through 2033 for the 2017 deficit, totaling R$144.
Remuneratory interest applicable on outstanding balance						6.00%
Funded Benefit Plan ('Plan A') [member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Percentage of minimum amount payments into judicial deposit account						50.00%
Monthly amount of deposits percentage of deficit equalizations	50.00%					50.00%
Health plan [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)					2,559		2,559	3,314				3,007
Health plan [member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Past service cost arising from cancellation of post-retirement obligation		(22)	R$ (21)	R$ (27)
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)					45		45	R$ 60				R$ 53
Dental plan [member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Past service cost arising from cancellation of post-retirement obligation			R$ (1)	R$ (1)
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Past service cost arising from cancellation of post-retirement obligation						750,390	R$ 484,513
Healthcare and Dental Plan [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Principal amount of compensatory indemnification						1,252
Description of termination of post employment obligations payment terms	As consideration for the termination of these obligations, the Company committed to paying a compensatory indemnification up to a maximum amount of R$1,280, in six installments. The 1st and 2nd installments will be paid on January 15 and March 15, 2026, respectively, with monetary adjustment by the IPCA applied only from the 2nd installment onward. The remaining installments will be annual, payable on February 15 of each year, starting in 2027 and ending in 2030.
Initial disbursement of compensatory indemnification		R$ 28				(28)
Healthcare and Dental Plan [Member] | C E M I G Saude [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Principal amount of compensatory indemnification						R$ 1,280